CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Customer two [Member] | Maximum Ranges [Member]
Total outstanding accounts and contracts receivable balance	72.50%		79.60%
Customer two [Member] | Minimum Ranges [Member]
Total outstanding accounts and contracts receivable balance	25.10%		17.70%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	50.00%	41.50%
Customer Two 1 [Member] | Total revenue [Member]
Concentration of credit risk	32.30%	40.70%